Condensed Consolidated Balance Sheets (Wetouch Holding Group Limited) (Parenthetical) - Wetouch Holding Group Limited [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Allowance of doubtful accounts	$ 72,672	$ 70,874
Common stock, par value	$ 1.0	$ 1.0
Common stock, shares authorized	50,000	50,000
Common stock, shares issued	10,000	10,000
Common stock, shares outstanding	10,000	10,000